INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 131.6	$ 100.4
Deferred tax liabilities	(644.9)	(647.0)
Deferred tax assets	161.7	108.7
Deferred tax liabilities	675.0	655.3
Net deferred tax	(513.3)	(546.6)	$ (576.7)
Provisions
Deferred tax assets and liabilities [abstract]
Deferred tax assets	65.6	39.8
Net deferred tax	65.6	39.8	32.7
Carryforward of unused tax losses
Deferred tax assets and liabilities [abstract]
Deferred tax assets	21.8	19.8
Net deferred tax	21.8	19.8	24.5
Employee benefits
Deferred tax assets and liabilities [abstract]
Deferred tax assets	2.0	4.2
Net deferred tax	2.0	4.2	8.0
Impairment
Deferred tax assets and liabilities [abstract]
Deferred tax assets	3.0	3.0
Net deferred tax	3.0	3.0	3.0
Fair value adjustments
Deferred tax assets and liabilities [abstract]
Deferred tax assets	7.9	5.0
Net deferred tax	7.9	5.0	2.3
Tax credits
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0.6	2.5
Net deferred tax	0.6	2.5	12.3
Unrecognized profit on internal sales of inventory
Deferred tax assets and liabilities [abstract]
Deferred tax assets	14.0	11.0
Net deferred tax	14.0	11.0	5.9
Depreciation differences
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(21.1)	(20.9)
Net deferred tax	(21.1)	(20.9)	(19.8)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(588.8)	(591.9)
Net deferred tax	(588.8)	(591.9)	(616.5)
Trademarks
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(511.2)	(505.9)
Other intangible assets
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(60.8)	(68.3)
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(16.8)	(17.7)
Other temporary differences
Deferred tax assets and liabilities [abstract]
Deferred tax assets	16.7	15.1
Deferred tax liabilities	(35.0)	(34.2)
Net deferred tax	$ (18.3)	$ (19.1)	$ (29.1)